Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
(22)	RELATED PARTY TRANSACTIONS

Expenses paid to a Related Company on Behalf of Huanqiuyimeng

From the Acquisition Date to December 31, 2019, Huanqiuyimeng prepaid RMB 1,038,494 to Shanghai Aixue Culture Communication Co., Ltd. (“Shanghai Aixue”), a company owned by president Jun Zhang and one of the employees, by which Shanghai Aixue paid a total amount of RMB 1,037,126 of Huanqiuyimeng’s operating expenses on behalf of Huanqiuyimeng. As of December 31, 2019, the outstanding balance was RMB 1,368 due from Shanghai Aixue, which is unsecured, interest free and repayable on demand.

Loan Facility

In June 2018, the prior president and director of ATA Creativity Global, Jack Huang, entered into a three-year Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch to borrow up to RMB 15,000,000 to support the working capital of ATA Education. The Facility is pledged by the real estate property of Gongyuan 16th floor owned by ATA Education, pursuant to which a corresponding three-year pledge agreement has been entered into between ATA Education and China Minsheng Bank Beijing Branch. Jack Huang and ATA Education also signed an agreement, pursuant to which all drawdowns received from China Minsheng Bank should be transferred to ATA Education and the interests of these drawdowns will be fully paid by ATA Education. ATA Education shall pay interest at 6.525% per annum on the commencement date for each drawdown. The interest rate is subject to potential adjustment based on premium interest rate stipulated by the People’s Bank of China. In June and July 2018, ATA Education has received a total of RMB 15,000,000 drawdowns and this loan has been fully paid back on October 15, 2018. The interest expenses incurred and paid by ATA Education for the year ended December 31, 2018 was RMB 249,683. On April 12, 2019, the real estate property of Gongyuan 16th floor was released from pledge and the Facility was terminated correspondingly.

Disposal of ATA Online to entities controlled by Management

On August 16, 2018, ACG completed the ATA Online Sale Transaction, among which, 67.5% of the equity interest of ATA Online was transferred to the entity controlled by ACG’s Chairman and Chief Executive Officer Mr. Kevin Xiaofeng Ma and the companies controlled by certain management members of ATA Online. See note 1 and note 26.

Receivable due from shareholder

In May 2015, the Group terminated the VIE agreements with the nominee shareholders of ATA Online. The entire equity interests of ATA Online were transferred from the nominee shareholders to ATA Learning and Zhongxiao Zhixing for a consideration of RMB 10.0 million, equivalent to the amount of the registered capital of ATA Online. As a result, ATA Online became a wholly owned subsidiary of the Group. The consideration was paid to the nominee shareholders. Mr. Haichang Xiong, has transferred his consideration of RMB 1.0 million to Mr. Kevin Xiaofeng Ma on March 29, 2016. The Group received RMB 10.0 million in cash from Mr. Kevin Xiaofeng on June 7, 2017.

Sublease of Jianwai SOHO office to Master Mind

ATA Education subleased Jianwai SOHO office to an equity investee, Master Mind Education Company (“Master Mind”), with a contract term from May 17, 2015 to May 16, 2020. Since June 2017, Master Mind has encountered severe cash flow and going concern issues and stopped making rent payment to the Company. In February 2018, the sublease agreement was terminated. The Company recognized a total sublease income of RMB 207,346, RMB nil and RMB nil,  for nine months ended December 31, 2017, the years ended December 31, 2018 and 2019, respectively.

Disposal of equity interest in ZhiShang to Tianjin Zhishang

On June 27, 2017, ATA Online entered into an agreement to sell a 15% equity interest in Beijing Zhishang Education Technology Ltd. (“Zhishang”) to Tianjin Zhishang Education Technology Limited Partnership (“Tianjin Zhishang”) for a total cash consideration of RMB 1,253,550. The Executive Partner of Tianjin Zhishang is the CEO and a director of ATA Online.